Fair value of financial instruments - Schedule of fair values of financial assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets held for trading	€ 230,253	€ 176,921	€ 156,118
Non-trading financial assets mandatorily at fair value through profit or loss	6,130	5,910	5,713
Financial assets designated at fair value through profit or loss	7,915	9,773	8,989
Financial assets at fair value through other comprehensive income	89,898	83,308	85,239
Hedging derivatives (assets)	5,672	5,297	8,069
Financial liabilities held for trading	152,151	122,270	115,185
Financial liabilities designated at fair value through profit or loss	36,360	40,367	40,268
Hedging derivatives (liabilities)	4,752	7,656	9,228
Liabilities under insurance contracts	17,829	17,799	16,426
Level 1
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets held for trading	88,147	67,842	45,014
Non-trading financial assets mandatorily at fair value through profit or loss	2,037	1,765	1,800
Financial assets designated at fair value through profit or loss	2,744	2,746	1,976
Financial assets at fair value through other comprehensive income	67,680	64,631	64,216
Financial liabilities held for trading	29,974	20,298	16,237
Financial liabilities designated at fair value through profit or loss		25	212
Internal Models (level 2 and 3)
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets held for trading	142,106	109,079	111,104
Non-trading financial assets mandatorily at fair value through profit or loss	4,093	4,145	3,913
Financial assets designated at fair value through profit or loss	5,171	7,027	7,013
Financial assets at fair value through other comprehensive income	22,218	18,677	21,023
Hedging derivatives (assets)	5,672	5,297	8,069
Financial liabilities held for trading	122,177	101,972	98,948
Financial liabilities designated at fair value through profit or loss	36,360	40,342	40,056
Hedging derivatives (liabilities)	4,752	7,656	9,228
Liabilities under insurance contracts	€ 17,829	€ 17,799	€ 16,426